Condensed Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock subject to possible redemption, par or stated value per share (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, share authorized	764,957	1,288,298	17,500,000
Common stock subject to possible redemption, price per share (in Dollars per share)	$ 10.83	$ 10.45	$ 10.2
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A common stock
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	60,000,000	60,000,000	60,000,000
Common stock shares issued	5,481,250	885,000	885,000
Common stock shares outstanding	5,481,250	885,000	885,000
Class B common stock
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	10,000,000	10,000,000	10,000,000
Common stock shares issued	0	4,596,250	4,596,250
Common stock shares outstanding	0	4,596,250	4,596,250